Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Deferred revenue - current	$ 934,210	$ 445,314
Accrued expenses and other liabilities	465,538	612,161
Net operating loss carrying forwards	5,752,794	4,718,396
Gross current deferred tax assets	7,152,542	5,775,871
Less: valuation allowance	(5,782,750)	(4,806,407)
Total current deferred tax assets	1,369,792	969,464
Non-current deferred tax assets:
Deferred revenue - non-current	114,977	121,133
Net operating loss carrying forwards	8,633,421	10,984,475
Gross non-current deferred tax assets	8,748,398	11,105,608
Less: valuation allowance	(8,715,747)	(11,085,358)
Total non-current deferred tax assets	32,651	20,250
Current deferred tax liabilities:
Account receivable and other assets	(235,717)	(15,132)
Total current deferred tax liabilities	235,717	15,132
Non-current deferred tax liabilities:
Intangible assets	(89,970)	(384,883)
Total non-current deferred tax liabilities	$ 89,970	$ 384,883